Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
Disclosure of interest in associates
Investment in associates consist of:

	December 31, 2017	December 31, 2016
Investment in Maverix	$53,567	$48,284
Investment in other	1,450	1,450
	$55,017	$49,734
The following table shows a continuity of the Company's investment in Maverix:

	2017	2016
Balance of investment in Maverix, December 31,	$48,284	$29,371
Investment in associate	2,473	—
Dilution gain	2,273	10,979
Adjustment for change in ownership interest	758	10,967
Loss in associate	(221)	(3,033)
Balance of investment in Maverix, December 31,	$53,567	$48,284